Deferred Compensation and Retirement Plans	12 Months Ended
Apr. 30, 2026
Retirement Benefits [Abstract]
Deferred Compensation and Retirement Plans	Deferred Compensation and Retirement Plans
The Company has several deferred compensation and retirement plans for eligible consultants and vice presidents that provide defined benefits to participants based on the deferral of current compensation or contributions made by the Company subject to vesting and retirement or termination provisions.
The total benefit obligations for these plans were as follows:

	Year Ended April 30,
	2026	2025

	(in thousands)
Deferred compensation and pension plans	$325,128	$298,316
Medical and Life Insurance plan	3,803	4,188
International retirement plans	11,559	13,278
Executive Capital Accumulation Plan	227,171	210,606
Total benefit obligation	567,661	526,388
Less: current portion of benefit obligation (1)	(56,887)	(48,618)
Non-current benefit obligation	$510,774	$477,770
_______________________________
(1)Current portion of benefit obligation is included in Compensation and benefits payable in the consolidated balance sheet.
Deferred Compensation and Pension Plans
The EWAP was established in fiscal 1994, which replaced the WAP. Certain vice presidents elected to participate in a “deferral unit” that required the participant to contribute a portion of their compensation for an eight year period, or in some cases, make an after-tax contribution, in return for defined benefit payments from the Company over a fifteen year period at retirement age of 65 or later. Participants were able to acquire additional “deferral units” every five years. Vice presidents who did not choose to roll over their WAP units into the EWAP continue to be covered under the earlier version in which participants generally vest and commence receipt of benefit payments at retirement age of 65. In June 2003, the Company amended the EWAP and WAP, so as not to allow new participants or the purchase of additional deferral units by existing participants.
In conjunction with the acquisition of Hay Group, the Company acquired multiple pension and savings plans covering certain of its employees worldwide. Among these plans is a defined benefit pension plan for certain employees in the U.S. The assets of this plan are held separately from the assets of the sponsors in self-administered funds.
On July 8, 2016, the Company established the LTPU Plan in order to promote the success of the Company by providing a select group of management and highly compensated employees with nonqualified supplemental retirement benefits as an additional means to attract, motivate and retain such employees. A unit award has a base value of either $25,000 or $50,000 for the purpose of determining the payment that would be made upon early termination for a partially vested unit award. The units vest 25% on each anniversary date with the unit becoming fully vested on the fourth anniversary of the grant date, subject to the participant’s continued service as of each anniversary date. Each vested unit award will pay out an annual benefit of either $10,000, $12,500 or $25,000 for each of five years commencing on the seventh anniversary of the grant date.
Deferred Compensation and Pension Plans
The following tables reconcile the benefit obligation for the deferred compensation and pension plans:

	Year Ended April 30,
	2026	2025

	(in thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$316,883	$280,926
Service cost	50,105	46,147
Interest cost	15,521	17,772
Actuarial loss	382	1,482
Administrative expenses paid	(202)	(234)
Benefits paid from plan assets	(2,426)	(1,900)
Benefits paid from cash	(35,988)	(27,310)
Benefit obligation, end of year	344,275	316,883

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	18,567	18,523
Actual return on plan assets	2,699	1,547
Benefits paid from plan assets	(2,426)	(1,900)
Administrative expenses paid	(202)	(234)
Employer contributions	509	631
Fair value of plan assets, end of year	19,147	18,567

Funded status and balance, end of year (1)	$(325,128)	$(298,316)

Current liability	$43,480	$36,332
Non-current liability	281,648	261,984
Total liability	$325,128	$298,316

Plan Assets - weighted-average asset allocation:
Debt securities	44%	46%
Equity securities	54%	50%
Other	2%	4%
Total	100%	100%
_______________________________
(1)The Company purchased COLI contracts insuring the lives of certain employees eligible to participate in the deferred compensation and pension plans as a means of funding benefits under such plans. As the COLI contracts are held in trust and are not separated from the Company's general corporate assets, they are not included in the funded status. As of April 30, 2026 and 2025, the Company held contracts with gross CSV of $361.2 million and $325.5 million, offset by outstanding policy loans of $72.2 million and $72.8 million, respectively.
The pension obligation in fiscal 2026 increased compared to fiscal 2025 due to the ongoing accruals for the LTPU Plan for additional awards issued in fiscal 2026.
The fair value measurements of the defined benefit plan assets fall within the following levels of the fair value hierarchy as of April 30, 2026 and 2025:

	Level 1	Level 2	Level 3	Total

	(in thousands)
April 30, 2026:
Mutual funds	$—	$18,788	$—	$18,788
Money market funds	359	—	—	359
Total	$359	$18,788	$—	$19,147

April 30, 2025:
Mutual funds	$—	$17,832	$—	$17,832
Money market funds	735	—	—	735
Total	$735	$17,832	$—	$18,567
Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long term. The investment goal is a return on assets that is at least equal to the assumed actuarial rate of return over the long term within reasonable and prudent levels of risk. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk including quality and diversification standards. Asset allocation targets are reviewed periodically with investment advisors to determine the appropriate investment strategies for acceptable risk levels. The Company's target allocation ranges are as follows: equity securities 40% to 60% and debt securities 40% to 60%. Korn Ferry establishes its estimated long‑term return on plan assets considering various factors, including the targeted asset allocation percentages, historic returns and expected future returns.
The components of net periodic benefits costs are as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Service cost	$50,105	$46,147	$43,879
Interest cost	15,521	17,772	13,447
Amortization of actuarial loss	589	248	818
Expected return on plan assets	(1,112)	(1,065)	(1,088)
Net prior service credit amortization	(97)	(97)	(97)
Net periodic benefit cost (1)	$65,006	$63,005	$56,959
_______________________________
(1)The service cost, interest cost and other components of net periodic benefit costs are included in compensation and benefits expense, interest expense, net and other income, net, respectively, on the consolidated statements of income.
The weighted-average assumptions used in calculating the benefit obligations were as follows:

	Year Ended April 30,
	2026	2025	2024
Discount rate, beginning of year	4.74%	5.55%	4.77%
Discount rate, end of year	4.70%	4.74%	5.55%
Rate of compensation increase	0.00%	0.00%	0.00%
Expected long-term rates of return on plan assets	6.25%	6.25%	6.00%
Benefit payments, which reflect expected future service, as appropriate, are expected to be paid over the next ten years as follows:

Year Ending April 30,	Deferred Retirement Plans
(in thousands)
2027	$46,516
2028	54,947
2029	55,946
2030	61,853
2031	71,998
2032-2036	321,926
Medical and Life Insurance Plan
In conjunction with the acquisition of Hay Group, the Company inherited a benefit plan which offers medical and life insurance coverage to 87 retired participants. The medical and life insurance benefit plan is closed to new entrants and is unfunded.
The following table reconciles the benefit obligation for the medical and life insurance plan:

	Year End April 30,
	2026	2025

	(in thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$4,188	$4,227
Interest cost	183	219
Actuarial (gain) loss	(136)	214
Benefits paid	(437)	(472)
Participants' contributions	5	—
Benefit obligation, end of year	$3,803	$4,188

Current liability	$479	$553
Non-current liability	3,324	3,635
Total liability	$3,803	$4,188
The components of net periodic benefits costs are as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Interest cost	$183	$219	$217
Net prior service credit amortization	(308)	(308)	(308)
Amortization of actuarial gain	(81)	(119)	(83)
Net periodic benefit cost (1)	$(206)	$(208)	$(174)
_______________________________
(1)The interest cost and the other components of net periodic benefit costs are included in interest expense, net and other income, net, respectively, on the consolidated statements of income.
The weighted-average assumptions used in calculating the medical and life insurance plan were as follows:

	Year Ended April 30,
	2026	2025	2024
Discount rate, beginning of year	5.15%	5.62%	4.85%
Discount rate, end of year	5.13%	5.15%	5.62%
Healthcare care cost trend rate	6.50%	6.75%	6.50%
Benefit payments, which reflect expected future service, as appropriate, are expected to be paid over the next ten years as follows:

Year Ending April 30,	Medical and Life Insurance
(in thousands)
2027	$489
2028	454
2029	429
2030	405
2031	381
2032-2036	1,547
International Retirement Plans
The Company also maintains various retirement plans and other miscellaneous deferred compensation arrangements in 25 foreign jurisdictions. The aggregate of the long-term benefit obligation accrued at April 30, 2026 and 2025 is $11.6 million for 3,823 participants and $13.3 million for 3,879 participants, respectively. The Company’s contribution to these plans was $16.9 million and $16.7 million in fiscal 2026 and 2025, respectively.
Executive Capital Accumulation Plan
The Company’s ECAP is intended to provide certain employees an opportunity to defer their salary and/or bonus on a pre-tax basis. In addition, the Company, as part of its compensation philosophy, makes discretionary contributions into the ECAP and such contributions may be granted to key employees annually based on the employee’s performance. Certain key members of management may also receive Company ECAP contributions upon commencement of employment. The Company amortizes these contributions on a straight-line basis over the service period, generally a five-year period. Participants have the ability to allocate their deferrals among a number of investment options and may receive their benefits at termination, retirement or ‘in service’ either in a lump sum or in quarterly installments over one-to-15 years. The ECAP amounts that are expected to be paid to employees over the next 12 months are classified as a current liability included in compensation and benefits payable on the accompanying consolidated balance sheets.
The Company issued ECAP awards during fiscal 2026, 2025 and 2024 of $5.3 million, $4.2 million and $7.1 million, respectively.
The ECAP is accounted for whereby the changes in the fair value of the vested amounts owed to the participants are adjusted with a corresponding charge (or credit) to compensation and benefits costs. During fiscal 2026, 2025 and 2024, the deferred compensation liability increased; therefore, the Company recognized a compensation expense of $31.1 million, $16.6 million and $29.5 million, respectively. Offsetting the increase in compensation and benefits expense in fiscal 2026, 2025 and 2024 was an increase in the fair value of marketable securities (held in trust to satisfy obligations of the ECAP liabilities) of $31.9 million, $17.1 million and $29.8 million in fiscal 2026, 2025 and 2024, respectively, recorded in other income, net on the consolidated statements of income.
Changes in ECAP liability were as follows:

	Year Ended April 30,
	2026	2025

	(in thousands)
Balance, beginning of year	$210,606	$204,537
Employee contributions	7,724	9,212
Amortization of employer contributions	5,739	6,031
Gain on investment	31,087	16,585
Employee distributions	(28,080)	(25,513)
Exchange rate fluctuations	95	(246)
Balance, end of year	227,171	210,606
Less: current portion	(12,928)	(11,733)
Non-current portion	$214,243	$198,873
As of April 30, 2026 and 2025, the unamortized portion of the Company contributions to the ECAP was $13.8 million and $14.2 million, respectively.
Defined Contribution Plan
The Company has a defined contribution plan (“401(k) plan”) for eligible employees. Participants may contribute up to 50% of their base compensation as defined in the plan agreement. In addition, the Company has the option to make matching contributions. The Company matches 10% of the employee contributions each pay period up to the IRS limit (excluding catch-up contributions) and then makes an additional discretionary match after the fiscal year. The Company made $3.4 million in matching contributions during fiscal 2026. In addition, the Company intends to make an additional matching contribution relating to fiscal 2026 of $2.9 million in fiscal 2027, which are accrued in compensation and benefits payable on the consolidated balance sheet. The Company made $3.4 million in matching contributions during fiscal 2025 and an additional $2.7 million in matching contributions in fiscal 2026 related to contributions made by employees in fiscal 2025. The Company made $3.5 million in matching contributions during fiscal 2024 and an additional $2.4 million in matching contributions in fiscal 2025 related to contributions made by employees in fiscal 2024.
Company Owned Life Insurance
The Company purchased COLI contracts insuring the lives of certain employees eligible to participate in the deferred compensation and pension plans as a means of setting aside funds to cover such plans. The gross CSV of these contracts of $361.2 million and $325.5 million as of April 30, 2026 and 2025, respectively, is offset by outstanding policy loans of $72.2 million and $72.8 million in the accompanying consolidated balance sheets as of April 30, 2026 and 2025, respectively. Total death benefits payable, net of loans under COLI contracts, were $604.6 million and $592.8 million at April 30, 2026 and 2025, respectively. Management intends to use the future death benefits from these insurance contracts to fund the deferred compensation and pension arrangements; however, there may not be a direct correlation between the timing of the future cash receipts and disbursements under these arrangements. The CSV of the underlying COLI investments increased by $11.6 million, $11.6 million and $8.8 million during fiscal 2026, 2025 and 2024, respectively, and was recorded as a decrease in compensation and benefits expense in the accompanying consolidated statements of income. Certain of the policies are held in trusts to provide additional benefit security for the deferred compensation and pension plans. As of April 30, 2026, COLI contracts with a net CSV of $251.5 million and death benefits, net of loans, of $543.1 million were held in trust for these purposes.